GS Mortgage-Backed Securities Trust 2022-PJ6 ABS-15GA

Exhibit 99.2 - Schedule 7

Data Compare Summary (Total)

Run Date - 9/6/2022 3:33:28 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	22	0.00%	323
Amortization Term	0	17	0.00%	323
Amortization Type	0	17	0.00%	323
Balloon Flag	0	318	0.00%	323
Borrower First Name	0	320	0.00%	323
Borrower FTHB	0	13	0.00%	323
Borrower Last Name	0	323	0.00%	323
Borrower SSN	0	318	0.00%	323
City	0	323	0.00%	323
Contract Sales Price	0	5	0.00%	323
Decision System	0	8	0.00%	323
Doc Type	0	2	0.00%	323
Escrow Account	0	22	0.00%	323
Has FTHB	0	18	0.00%	323
Initial Rate Lock Date	0	2	0.00%	323
Investor: Qualifying Total Debt Ratio	0	323	0.00%	323
Lender	0	318	0.00%	323
Lien Position	0	17	0.00%	323
LTV Valuation Value	0	5	0.00%	323
Margin	0	2	0.00%	323
Maturity Date	0	3	0.00%	323
Mortgage Type	0	5	0.00%	323
Note Date	0	20	0.00%	323
Occupancy	0	323	0.00%	323
Original CLTV	0	323	0.00%	323
Original Interest Rate	0	320	0.00%	323
Original Loan Amount	0	323	0.00%	323
Original LTV	0	323	0.00%	323
Original Term	0	2	0.00%	323
Originator Loan Designation	0	318	0.00%	323
PITIA Reserves Months	0	204	0.00%	323
Product Description	0	318	0.00%	323
Property Type	0	323	0.00%	323
Purpose	0	323	0.00%	323
Refi Purpose	0	38	0.00%	323
Representative FICO	1	323	0.31%	323
State	0	323	0.00%	323
Street	0	320	0.00%	323
Zip	0	323	0.00%	323
Total	1	6,848	0.01%	323